Share Based Payment	3 Months Ended
Sep. 30, 2023
Share Based Payment [Abstract]
Share based payment

Note 12. Share based payment

Under the share-based compensation plan, some employees and members of the executive management team as defined by the Board of Directors, were granted share options or restricted stock units (“RSU”) in return for their services to the Group.

As of September 30, 2023, Moolec had the following shared-based payment arrangements:

Share option plan for executives and senior management:

●	Group 1 granted up to 579,078 underlying ordinary shares. The options have an exercise price of $1.52 and expire in December 2030 (except one case in June 2031).

●	Group 2 granted up to 344,555 underlying ordinary shares. The options have an exercise price of $8.00 and expire in December 2030.

●	Group 3 granted up to 700,000 underlying ordinary shares. The options have an exercise price of $4.25. 500,000 expire in January 2033 and the other 200,000 in March 2023.

The fair value is defined as the actuarial expected value of the future benefits under the Plan calculated at the date in which benefits are granted and it is estimated using the option valuation method known as ‘binomial trees’. The estimate considers the effects of rotation, the vesting schedule and the possible dilutive effect of the future exercise of options.

Factor	Group 1	Group 2	Group 3
Fair value of shares	$1.00	$1.00	$2.97
Exercise price	$1.52	$8.00	$4.25
Expected volatility	70%	70%	70%
Dividend rate	-	-	-
Reference risk-free interest rate	3.00%	3.00%	4.25%
Plan duration	10 years	10 years	10 years
Fair value of stock options at measurement date	$9.11	$7.25	$2.04

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

Moolec Science estimates an expected rotation of 2.00% annually at constant value, taking into account historical patterns of executives maintaining their jobs and the probability of exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the amount and exercise price and the movements of the stock options of executives and managers of the Group for the period ended September 30, 2023.

September 30, 2023
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price

At the beginning	325,826	$1.52	206,598	$8.00	700,000	$4.25
Granted during the period	-	-	-	-	-	$-
Forfeited during the period	-	-	-	-	-	-
Exercised during the period	-	-	-	-	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	700,000	$4.25

The charge of the plans based on options recognized during the three months period ended on September 30, 2023 and 2022, was $235,522 and $42,373.